Other provisions (Details) $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Disclosure of commitments and contingencies [Line Items]
Provisions, beginning balance		$ 1,658	$ 2,492
Adjustment on currency translation		32	(99)
Charged/(credited) to profit:
– increases to existing and new provisions		78	231
– unused amounts reversed		(26)	(12)
Utilised in year		(277)	(254)
Transfers and other movements		(9)	1
Provisions, ending balance		1,558	1,658		$ 2,492
Balance sheet analysis:
Current		361	353	$ 353
Non-current		1,197	1,305	1,305
Total		1,558	1,658	$ 1,658	2,492
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	[1]	33	2,961		0
Turquoise Hill
Balance sheet analysis:
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			2,961
Dissenting Shareholders | Turquoise Hill
Balance sheet analysis:
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			211
Initial consideration paid (in Canadian dollars per share) | $ / shares				$ 34.4
Other Shareholders | Turquoise Hill
Balance sheet analysis:
Initial consideration paid (in Canadian dollars per share) | $ / shares				$ 43
Other
Disclosure of commitments and contingencies [Line Items]
Provisions, beginning balance		1,298	1,019
Adjustment on currency translation		14	(43)
Adjustments to mining properties/right-of-use assets:
– decrease to existing and new provisions		0	4
Charged/(credited) to profit:
– increases to existing and new provisions		214	365
– change in discount rate		(18)	0
– unused amounts reversed		(31)	(66)
– exchange gain on provisions		(1)	0
– amortisation of discount		22	2
Utilised in year		(104)	(176)
Transfers and other movements		(23)	193
Provisions, ending balance		1,371	1,298		1,019
Balance sheet analysis:
Current		637	554	$ 554
Non-current		734	744	744
Total		$ 1,371	$ 1,298	$ 1,298	$ 1,019

[1]	On 16 December 2022, we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion inclusive of transaction fees. At 31 December 2022,
US$2,961 million had been paid, including US$33 million of transaction costs. In 2023, further transaction costs of US$33 million were paid, the balance to dissenting shareholders remains unpaid.